                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09597

                     LORD ABBETT LARGE-CAP GROWTH FUND, INC.
                     ---------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/2005
                          ---------

ITEM 1:         REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
    LARGE-CAP GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Large-Cap Growth Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy showed mixed signs during the six-month period from July 31, 2004 through January 31, 2005. After slowing during a summer "soft patch," the economy regained some traction in the third quarter of 2004. Despite indicators of renewed economic strength, however, stocks finished the third quarter down slightly. One of the key drivers of stocks during most of the summer seemed to be the direction of oil prices, with stocks falling as oil prices rose. This negative correlation lasted until mid-August when crude oil broke through the $45 per barrel price level. From mid-August through mid-September, stocks benefited from declining gasoline prices at the pump, a favorable turn of events for consumers. Equities gathered momentum until a string of hurricanes on the Gulf Coast forced production disruptions at one of the nation's largest oil-refining facilities, causing oil prices to rise again as the quarter ended.

    The combination of declining gasoline prices during much of the third quarter and the addition of 300,000-400,000 jobs, while lower than expected, contributed to a pick up in consumer spending in the third-quarter. Third-quarter unemployment declined to 5.4%. On August 10, 2004, the Federal Reserve Board (the Fed) raised the fed funds rate from 1.25% to 1.50%. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.) This was followed by another increase to 1.75% on September 21. Two additional increases in November and December brought the fed funds rate to 2.25% by year-end.

    In the final quarter of the year, employment increased. The Consumer Price Index (CPI) increased 0.5% in October and 0.1% in November followed by a decrease of 0.4% in December. The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services. In addition, the S&P 500 Index(1) gained 1.5% in October,

--------------------------------------------------------------------------------

4.0% in November and 3.4% in December. For 2004 as a whole, the S&P 500 Index(1) reported a gain of 10.9%.

    In January 2005, the Consumer Confidence Index rose 0.7%. Based on a representative sample of 5,000 households, the Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence. Employment increased by 146,000 in January and the unemployment rate decreased to 5.2%, while the S&P 500 Index(1) declined 2.4%.

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005?

A: For the six-month period ended January 31, 2005, the Fund returned 4.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(2) which returned 6.0% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: -7.81%, 5 Year: -15.02%, and Since Inception (12/30/99): -15.50%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to Fund performance for the six-month period ended January 31, 2005 was stock selection within the technology sector. Overall, investor concern about a possible peak in the semi-conductor cycle put pressure on the technology sector. In the Fund's portfolio, a build up of product inventory in two semi-conductor companies hurt performance. In addition, stock selection within the consumer discretionary sector also detracted from performance. The consumer discretionary sector includes companies that produce or sell goods typically consumed on an irregular or one-time basis. These include automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing. Stock selection within the producer durables sector also hurt performance. Producer durables include industrials and capital goods used in the

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production of other goods such as industrial buildings, machinery and equipment.
Consumer concerns about rising interest rates dampened the performance of the Fund's homebuilder holdings.

    An overweight position and strong stock selection within the financial services sector were the greatest positive contributors to performance for the six-month period ended January 31, 2005. Brokerage firm holdings performed well as investors reacted positively to a generally improving equity market and economy. Another bank holding also helped performance as their earlier acquisitions contributed to performance. Furthermore, the Fund benefited from the portfolio's overweight position and good stock selection within the sector called "other," which consists of companies that are diversified conglomerates. The largest holding within this sector was a strong performer as management made good on past objectives including meeting its earnings numbers.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2005; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/04 - 1/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING       ENDING       EXPENSES
                                                       ACCOUNT       ACCOUNT     PAID DURING
                                                        VALUE         VALUE        PERIOD+
                                                     -----------   -----------   -----------
                                                                                  8/14/04 -
                                                       8/1/04        1/31/05       1/31/05
                                                     -----------   -----------   -----------
CLASS A
Actual                                               $  1,000.00   $  1,047.60   $      9.34
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,016.08   $      9.20
CLASS B
Actual                                               $  1,000.00   $  1,044.60   $     12.68
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,012.80   $     12.48
CLASS C
Actual                                               $  1,000.00   $  1,044.60   $     12.68
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,012.80   $     12.48
CLASS P
Actual                                               $  1,000.00   $  1,047.30   $      8.41
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,016.99   $      8.29
CLASS Y
Actual                                               $  1,000.00   $  1,047.90   $      7.59
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,017.80   $      7.48

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.81% for Class A, 2.46% for Classes B and C, 1.63% for Class P and 1.47% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JANUARY 31, 2005

SECTOR                                            %*
Auto & Transportation                             .46%
Consumer Discretionary                          21.18%
Consumer Staples                                 8.01%
Financial Services                              12.58%
Healthcare                                      21.91%
Integrated Oils                                   .59%
Other                                            5.41%
Other Energy                                     1.46%
Producer Durables                                2.01%
Short-Term Investment                            1.06%
Technology                                      23.91%
Utilities                                        1.42%
Total                                          100.00%

*   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.55%

ADVERTISING AGENCY 0.41%
Omnicom Group, Inc.                                         6,000   $        509
                                                                    ------------

BANKS: NEW YORK CITY 0.56%
JPMorgan Chase & Co.                                       18,500            691
                                                                    ------------

BANKS: OUTSIDE NEW YORK CITY 0.86%
North Fork Bancorp., Inc.                                   4,400            126
Wachovia Corp.                                             17,100            938
                                                                    ------------
TOTAL                                                                      1,064
                                                                    ------------

BEVERAGE: BREWERS 0.47%
Anheuser-Busch Cos., Inc.                                  12,000            590
                                                                    ------------

BEVERAGE: SOFT DRINKS 2.62%
Coca-Cola Co. (The)                                        25,500          1,058
PepsiCo, Inc.                                              41,100          2,207
                                                                    ------------
TOTAL                                                                      3,265
                                                                    ------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 4.29%
Amgen, Inc.*                                               39,183          2,439
Biogen Idec, Inc.*                                         12,800            831
Genentech, Inc.*                                           22,200          1,059
Genzyme Corp.*                                             17,300          1,007
                                                                    ------------
TOTAL                                                                      5,336
                                                                    ------------

CABLE TELEVISION SERVICES 0.11%
EchoStar Communications
Corp. Class A                                               4,500            137
                                                                    ------------

COMMUNICATIONS & MEDIA 0.88%
Time Warner, Inc.*                                         61,000          1,098
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 5.93%
Avaya, Inc.*                                               35,000            502
Cisco Systems, Inc.*                                      154,776          2,792
Juniper Networks, Inc.*                                    34,000            855
Motorola, Inc.                                             44,700            704
Nortel Networks Corp.*(a)                                  66,500            216
QUALCOMM, Inc.                                             62,200   $      2,316
                                                                    ------------
TOTAL                                                                      7,385
                                                                    ------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 6.46%
Adobe Systems, Inc.                                         7,500            427
Autodesk, Inc.                                             10,000            294
Microsoft Corp.                                           168,900          4,439
Oracle Corp.*                                             104,539          1,439
Symantec Corp.*                                            25,000            584
VERITAS Software Corp.*                                    33,100            851
                                                                    ------------
TOTAL                                                                      8,034
                                                                    ------------

COMPUTER TECHNOLOGY 5.33%
Dell, Inc.*                                                72,767          3,039
EMC Corp.*                                                105,400          1,381
International Business
Machines Corp.                                             20,255          1,892
Network Appliance, Inc.*                                   10,000            318
                                                                    ------------
TOTAL                                                                      6,630
                                                                    ------------

CONSUMER ELECTRONICS 2.28%
Electronic Arts, Inc.*                                     17,470          1,124
Google, Inc. Class A*                                       1,500            293
Yahoo!, Inc.*                                              40,400          1,423
                                                                    ------------
TOTAL                                                                      2,840
                                                                    ------------

CONSUMER PRODUCTS 1.15%
Gillette Co.                                               28,300          1,435
                                                                    ------------

COSMETICS 0.60%
Avon Products, Inc.                                         5,000            211
Estee Lauder Cos.,
Inc. (The)                                                 11,900            537
                                                                    ------------
TOTAL                                                                        748
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES 4.68%
American Express Co.                                       40,200          2,145
Citigroup, Inc.                                            53,600          2,629
Morgan Stanley                                             18,798          1,052
                                                                    ------------
TOTAL                                                                      5,826
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2005

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS 1.57%
Walgreen Co.                                               28,500   $      1,215
Whole Foods Market, Inc.                                    8,200            733
                                                                    ------------
TOTAL                                                                      1,948
                                                                    ------------

DRUGS & PHARMACEUTICALS 11.64%
Abbott Laboratories                                        11,000            495
Allergan, Inc.                                              9,000            684
Cardinal Health, Inc.                                      11,200            631
Eli Lilly & Co.                                            26,200          1,421
Forest Laboratories, Inc.*                                 23,700            984
Gilead Sciences, Inc.*                                     13,200            437
Johnson & Johnson                                          56,092          3,629
Pfizer, Inc.                                              155,792          3,764
Teva Pharmaceutical
Industries Ltd. ADR                                        28,200            810
Wyeth                                                      41,020          1,626
                                                                    ------------
TOTAL                                                                     14,481
                                                                    ------------

EDUCATION SERVICES 0.30%
Apollo Group, Inc. Class A*                                 4,800            375
                                                                    ------------

ELECTRONICS: MEDICAL SYSTEMS 0.84%
Medtronic, Inc.                                            19,850          1,042
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 6.09%
Analog Devices, Inc.                                       12,200            438
Broadcom Corp. Class A*                                    26,700            850
Intel Corp.                                               174,849          3,925
Linear Technology Corp.                                    12,000            453
Marvell Technology
Group Ltd.*(a)                                             12,600            421
Texas Instruments, Inc.                                    64,500          1,497
                                                                    ------------
TOTAL                                                                      7,584
                                                                    ------------

ENTERTAINMENT 1.51%
Viacom, Inc. Class B                                       31,550          1,178
Walt Disney Co. (The)                                      24,700            707
                                                                    ------------
TOTAL                                                                      1,885
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 0.99%
Automatic Data Processing,
Inc.                                                       10,100   $        439
First Data Corp.                                           19,469            793
                                                                    ------------
TOTAL                                                                      1,232
                                                                    ------------

FINANCIAL MISCELLANEOUS 2.20%
Federal National Mortgage
Assoc.                                                     21,552          1,392
MBNA Corp.                                                 50,600          1,345
                                                                    ------------
TOTAL                                                                      2,737
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 2.24%
UnitedHealth Group, Inc.                                   31,320          2,784
                                                                    ------------

HOMEBUILDING 0.51%
Pulte Homes, Inc.                                           5,500            364
Toll Brothers, Inc.*                                        3,500            273
                                                                    ------------
TOTAL                                                                        637
                                                                    ------------

HOTEL/MOTEL 0.47%
Carnival Corp.                                             10,200            588
                                                                    ------------

INSURANCE: MULTI-LINE 2.50%
American Int'l. Group, Inc.                                46,970          3,114
                                                                    ------------

JEWELRY WATCHES & GEMSTONES 0.38%
Tiffany & Co.                                              15,200            478
                                                                    ------------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 1.45%
Schlumberger Ltd.(a)                                       26,600          1,810
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 2.83%
Biomet, Inc.                                               14,600            620
Boston Scientific Corp.*                                   26,364            872
Guidant Corp.                                               9,300            674
St. Jude Medical, Inc.*                                    16,800            660
Zimmer Holdings, Inc.*                                      8,800            694
                                                                    ------------
TOTAL                                                                      3,520
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2005

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
MISC BUSINESS & CONSUMER
DISCRETIONARY 0.46%
Scripps Co.                                                12,400   $        575
                                                                    ------------

MULTI-SECTOR COMPANIES 5.39%
3M Co.                                                     21,600          1,822
General Electric Co.                                      135,318          4,889
                                                                    ------------
TOTAL                                                                      6,711
                                                                    ------------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.14%
Lexmark Int'l., Inc.*                                       2,100            175
                                                                    ------------

OIL: INTEGRATED INTERNATIONAL 0.58%
Exxon Mobil Corp.                                          14,000            722
                                                                    ------------

PRODUCTION TECHNOLOGY EQUIPMENT 0.93%
Applied Materials, Inc.*                                   54,048            859
KLA-Tencor Corp.*                                           6,300            292
                                                                    ------------
TOTAL                                                                      1,151
                                                                    ------------

RECREATIONAL VEHICLES & BOATS 0.45%
Harley-Davidson, Inc.                                       9,400            565
                                                                    ------------

RESTAURANTS 1.00%
Starbucks Corp.*                                           23,000          1,242
                                                                    ------------

RETAIL 8.18%
Amazon.com, Inc.*                                          11,000            475
Best Buy Co., Inc.                                         12,352            664
Gap, Inc. (The)                                            14,000            308
Home Depot, Inc. (The)                                     34,475          1,423
Lowe's Cos., Inc.                                          23,200          1,322
Nordstrom, Inc.                                             7,000            338
PETsMART Inc.                                               7,300            221
Target Corp.                                               44,300          2,249
TJX Cos., Inc. (The)                                        3,900             98
Wal-Mart Stores, Inc.                                      58,804          3,081
                                                                    ------------
TOTAL                                                                     10,179
                                                                    ------------

SECURITIES BROKERAGE & SERVICES 0.75%
Lehman Brothers
Holdings, Inc.                                             10,184   $        929
                                                                    ------------

SERVICES: COMMERCIAL 1.85%
eBay, Inc.*                                                28,188          2,297
                                                                    ------------

SHOES 0.75%
NIKE, Inc. Class B                                         10,700            927
                                                                    ------------

SOAPS & HOUSEHOLD CHEMICALS 3.32%
Colgate-Palmolive Co.                                      23,100          1,214
Procter & Gamble Co.
(The)                                                      54,800          2,917
                                                                    ------------
TOTAL                                                                      4,131
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT 0.42%
Nokia Oyj ADR                                              34,300            524
                                                                    ------------

TEXTILES APPAREL MANUFACTURERS 0.76%
Coach, Inc.*                                               16,800            942
                                                                    ------------

UTILITIES: CABLE TV & RADIO 0.62%
Comcast Corp.*                                             24,100            776
                                                                    ------------

UTILITIES: TELECOMMUNICATIONS 0.80%
Nextel Communications,
Inc.*                                                      34,500            990
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $119,620,327)                                                      122,639
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2005

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
INVESTMENTS                                                 (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.05%

REPURCHASE AGREEMENT 1.05%

Repurchase Agreement
dated 1/31/2005,
1.80% due 2/1/2005
with State Street
Bank & Trust Co.
collateralized by
$1,350,000 of Federal
Farm Credit Bank at
3.375% due 7/15/2008;
value: $1,336,500;
proceeds: $1,309,051
(Cost $1,308,986)                                    $      1,309   $      1,309
                                                                    ------------
TOTAL INVESTMENTS IN
SECURITIES 99.60%
(Cost $120,929,313)                                                      123,948
                                                                    ============
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.40%                                                            504
                                                                    ------------
NET ASSETS 100.00%                                                  $    124,452
                                                                    ============

  *  Non=income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2005

ASSETS:
   Investment in securities, at value (Cost $120,929,313)                $   123,948,181
   Receivables:
     Interest and dividends                                                       40,944
     Investment securities sold                                                  559,528
     Capital shares sold                                                         336,944
   Prepaid expenses and other assets                                              41,590
----------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              124,927,187
----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Capital shares reacquired                                                   122,699
     Management fee                                                               83,724
     12b-1 distribution fees                                                      84,987
     Fund administration                                                           9,194
     Trustees' fees                                                                8,606
   Accrued expenses and other liabilities                                        166,371
----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                             475,581
========================================================================================
NET ASSETS                                                               $   124,451,606
========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   189,759,213
Accumulated net investment loss                                                 (180,044)
Accumulated net realized loss on investments                                 (68,146,431)
Net unrealized appreciation on investments                                     3,018,868
----------------------------------------------------------------------------------------
NET ASSETS                                                               $   124,451,606
========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $    81,741,709
Class B Shares                                                           $    22,264,918
Class C Shares                                                           $    19,434,700
Class P Shares                                                           $           545
Class Y Shares                                                           $     1,009,734
OUTSTANDING SHARES BY CLASS
   (UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                16,904,219
Class B Shares                                                                 4,757,513
Class C Shares                                                                 4,155,832
Class P Shares                                                                       112
Class Y Shares                                                                   209,830
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $          4.84
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $          5.14
Class B Shares-Net asset value                                           $          4.68
Class C Shares-Net asset value                                           $          4.68
Class P Shares-Net asset value                                           $          4.87
Class Y Shares-Net asset value                                           $          4.81
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2005

INVESTMENT INCOME:
Dividends                                                                $     1,056,195
Interest                                                                           8,854
Securities lending-net                                                               605
Foreign withholding tax                                                             (929)
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        1,064,725
----------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                   459,502
12b-1 distribution plan-Class A                                                  145,277
12b-1 distribution plan-Class B                                                  108,943
12b-1 distribution plan-Class C                                                   91,665
12b-1 distribution plan-Class P                                                        2
Shareholder servicing                                                            326,671
Professional                                                                      28,139
Reports to shareholders                                                           29,238
Fund administration                                                               24,507
Custody                                                                           10,085
Trustees' fees                                                                     1,064
Registration                                                                       8,109
Other                                                                              3,556
----------------------------------------------------------------------------------------
Gross expenses                                                                 1,236,758
   Expense reductions                                                               (588)
----------------------------------------------------------------------------------------
NET EXPENSES                                                                   1,236,170
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (171,445)
========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                          819,302
Net change in unrealized appreciation (depreciation) on investments            4,820,501
========================================================================================
NET REALIZED AND UNREALIZED GAIN                                               5,639,803
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     5,468,358
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX MONTHS
                                                                           ENDED JANUARY 31, 2005    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                                (UNAUDITED)         JULY 31, 2004
OPERATIONS:
Net investment income (loss)                                                      $      (171,445)      $    (1,290,667)
Net realized gain (loss) on investments                                                   819,302             2,602,957
Net change in unrealized appreciation (depreciation) on investments                     4,820,501             2,006,834
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    5,468,358             3,319,124
=======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                      18,610,170            47,030,203
Cost of shares reacquired                                                             (16,122,320)          (25,034,632)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                      2,487,850            21,995,571
=======================================================================================================================
NET INCREASE IN NET ASSETS                                                              7,956,208            25,314,695
=======================================================================================================================
NET ASSETS:
Beginning of period                                                                   116,495,398            91,180,703
-----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                     $   124,451,606       $   116,495,398
=======================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                                   $      (180,044)      $        (8,599)
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
                                       (UNAUDITED)          2004          2003          2002          2001         7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        4.62      $     4.41    $     4.02    $     6.33    $    10.57    $       10.00
                                      =============      ==========    ==========    ==========    ==========    =============
Investment operations:
  Net investment loss(a)                          -(f)         (.05)         (.04)         (.07)         (.08)            (.05)
  Net realized and
    unrealized gain (loss)                      .22             .26           .43         (2.24)        (4.14)             .62
                                      -------------      ----------    ----------    ----------    ----------    -------------
    Total from investment
      operations                                .22             .21           .39         (2.31)        (4.22)             .57
                                      -------------      ----------    ----------    ----------    ----------    -------------
Distributions to shareholders from:
  Net realized gain                               -               -             -             -          (.02)               -
                                      -------------      ----------    ----------    ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD        $        4.84      $     4.62    $     4.41    $     4.02    $     6.33    $       10.57
                                      =============      ==========    ==========    ==========    ==========    =============

Total Return(b)                                4.76%(c)        4.76%         9.70%       (36.49)%      (39.96)%           5.70%(c)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                          .91%(c)        1.90%         2.06%         2.02%         1.68%             .82%(c)
  Expenses, excluding waiver and
    expense reductions                          .91%(c)        1.90%         2.06%         2.02%         1.69%            1.12%(c)
  Net investment loss                          (.04)%(c)       (.98)%       (1.06)%       (1.29)%       (1.01)%           (.44)%(c)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)          2004          2003          2002          2001         7/31/2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $      81,742      $   79,114    $   65,178    $   56,665    $   78,064    $      83,703
  Portfolio turnover rate                     10.42%          28.15%        47.02%        42.08%        36.53%           14.66%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
                                       (UNAUDITED)          2004          2003          2002          2001         7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        4.48      $     4.31    $     3.95    $     6.26    $    10.51    $       10.00
                                      =============      ==========    ==========    ==========    ==========    =============
Investment operations:
  Net investment loss(a)                       (.02)           (.07)         (.07)         (.10)         (.13)            (.07)
  Net realized and
    unrealized gain (loss)                      .22             .24           .43         (2.21)        (4.10)             .58
                                      -------------      ----------    ----------    ----------    ----------    -------------
    Total from investment
      operations                                .20             .17           .36         (2.31)        (4.23)             .51
                                      -------------      ----------    ----------    ----------    ----------    -------------
Distributions to shareholders from:
  Net realized gain                               -               -             -             -          (.02)               -
                                      -------------      ----------    ----------    ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD        $        4.68      $     4.48    $     4.31    $     3.95    $     6.26    $       10.51
                                      =============      ==========    ==========    ==========    ==========    =============

Total Return(b)                                4.46%(c)        3.94%         9.11%       (36.90)%      (40.34)%           5.20%(c)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                         1.24%(c)        2.52%         2.67%         2.63%         2.29%            1.07%(c)
  Expenses, excluding waiver and
    expense reductions                         1.24%(c)        2.52%         2.67%         2.63%         2.30%            1.53%(c)
  Net investment loss                          (.36)%(c)      (1.60)%       (1.67)%       (1.92)%       (1.64)%           (.68)%(c)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)          2004          2003          2002          2001         7/31/2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $      22,265      $   20,731    $   15,452    $   10,041    $   11,522    $       8,046
  Portfolio turnover rate                     10.42%          28.15%        47.02%        42.08%        36.53%           14.66%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
                                       (UNAUDITED)          2004          2003          2002          2001         7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        4.48      $     4.31    $     3.95    $     6.25    $    10.51    $       10.00
                                      =============      ==========    ==========    ==========    ==========    =============
Investment operations:
  Net investment loss(a)                       (.02)           (.08)         (.07)         (.10)         (.13)            (.07)
  Net realized and
    unrealized gain (loss)                      .22             .25           .43         (2.20)        (4.11)             .58
                                      -------------      ----------    ----------    ----------    ----------    -------------
    Total from investment
      operations                                .20             .17           .36         (2.30)        (4.24)             .51
                                      -------------      ----------    ----------    ----------    ----------    -------------
Distributions to shareholders from:
  Net realized gain                               -               -             -             -          (.02)               -
                                      -------------      ----------    ----------    ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD        $        4.68      $     4.48    $     4.31    $     3.95    $     6.25    $       10.51
                                      =============      ==========    ==========    ==========    ==========    =============

Total Return(b)                                4.46%(c)        3.94%         9.11%       (36.80)%      (40.44)%           5.20%(c)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                         1.24%(c)        2.52%         2.67%         2.63%         2.34%            1.01%(c)
  Expenses, excluding waiver and
    expense reductions                         1.24%(c)        2.52%         2.67%         2.63%         2.35%            1.53%(c)
  Net investment loss                          (.36)%(c)      (1.60)%       (1.67)%       (1.91)%       (1.69)%           (.61)%(c)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)          2004          2003          2002          2001         7/31/2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $      19,434      $   16,648    $   10,550    $    5,731    $    4,598    $       2,066
  Portfolio turnover rate                     10.42%          28.15%        47.02%        42.08%        36.53%           14.66%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
                                       (UNAUDITED)          2004          2003          2002          2001         7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        4.65      $     4.43    $     4.03    $     6.32    $    10.53    $       10.00
                                      =============      ==========    ==========    ==========    ==========    =============
Investment operations:
  Net investment income                           -(f)         (.04)         (.03)         (.05)         (.07)            (.05)
    (loss)(a)
  Net realized and
    unrealized gain (loss)                      .22             .26           .43         (2.24)        (4.12)             .58
                                      -------------      ----------    ----------    ----------    ----------    -------------
    Total from investment
      operations                                .22             .22           .40         (2.29)        (4.19)             .53
                                      -------------      ----------    ----------    ----------    ----------    -------------
Distributions to shareholders from:
  Net realized gain                               -               -             -             -          (.02)               -
                                      -------------      ----------    ----------    ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD        $        4.87      $     4.65    $     4.43    $     4.03    $     6.32    $       10.53
                                      =============      ==========    ==========    ==========    ==========    =============

Total Return(b)                                4.73%(c)        4.97%         9.93%       (36.23)%      (39.83)%           5.30%(c)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                          .82%(c)        1.97%+        2.12%+        2.08%         1.74%             .87%(c)
  Expenses, excluding waiver and
    expense reductions                          .82%(c)        1.97%+        2.12%+        2.08%         1.75%            1.19%(c)
  Net investment income (loss)                  .05%(c)       (1.05)%+      (1.12)%+      (1.35)%       (1.08)%           (.43)%(c)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)          2004          2003          2002          2001         7/31/2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $           1      $        1    $        1    $        -(e) $        1    $           1
  Portfolio turnover rate                     10.42%          28.15%        47.02%        42.08%        36.53%           14.66%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
                                       (UNAUDITED)          2004          2003          2002          2001         7/31/2000

PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        4.59      $     4.35    $     4.00    $     6.31    $    10.54    $       10.00
                                      =============      ==========    ==========    ==========    ==========    =============
Investment operations:
  Net investment income (loss)(a)               .02            (.01)         (.07)         (.08)         (.08)            (.01)
  Net realized and
    unrealized gain (loss)                      .20             .25           .42         (2.23)        (4.13)             .55
                                      -------------      ----------    ----------    ----------    ----------    -------------
  Total from investment
    operations                                  .22             .24           .35         (2.31)        (4.21)             .54
                                      -------------      ----------    ----------    ----------    ----------    -------------
Distributions to shareholders from:
  Net realized gain                               -               -             -             -          (.02)               -
                                      -------------      ----------    ----------    ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD        $        4.81      $     4.59    $     4.35    $     4.00    $     6.31    $       10.54
                                      =============      ==========    ==========    ==========    ==========    =============

Total Return(b)                                4.79%(c)        5.52%         8.75%       (36.61)%      (39.98)%           5.40%(c)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                          .74%(c)        1.52%+        1.67%+        1.63%         1.29%             .59%(c)
  Expenses, excluding waiver and
    expense reductions                          .74%(c)        1.52%+        1.67%+        1.63%         1.30%             .90%(c)
  Net investment income (loss)                  .38%(c)        (.60)%+       (.67)%+       (.87)%        (.58)%           (.11)%(c)

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 7/31                      12/15/1999(d)
                                        1/31/2005        ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)          2004          2003          2002          2001         7/31/2000
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $       1,010      $        1    $        -(e) $        -(e) $        1    $           1
  Portfolio turnover rate                     10.42%          28.15%        47.02%        42.08%        36.53%           14.66%
==============================================================================================================================

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations on December 15, 1999; SEC effective date and date shares first became available to the public is December 30, 1999.
(e)  Amount represents less than $1,000.
(f)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                            CLASS A       CLASS B       CLASS C       CLASS P
--------------------------------------------------------------------------------
Service                          .25%          .25%          .25%          .20%
Distribution                     .10%          .75%          .75%          .25%

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$    44,741        $   243,567

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of July 31, 2004, the capital loss carryforwards, along with the related expiration dates, are as follows:

2010                          2011              2012              TOTAL
-----------------------------------------------------------------------
$    13,538,523    $    47,696,550    $    3,496,442    $    64,731,515

As of January 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                              $  125,163,531
----------------------------------------------------
Gross unrealized gain                     10,099,957
Gross unrealized loss                    (11,315,307)
----------------------------------------------------
   Net unrealized security loss       $   (1,215,350)
====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005 were as follows:

PURCHASES          SALES
---------------------------------
$   14,483,586     $   12,521,944

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

As of January 31, 2005 there were no securities on loan. In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $259 for the six months ended January 31, 2005, which are netted against Securities Lending Income on the Statement of Operations.

At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's participation in the SSB securities lending program.

6.   TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period August 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annural rate of .08%. At January 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of benefical interest are as follows:

                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 2005                            YEAR ENDED
                                                                  (UNAUDITED)                         JULY 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                      2,089,552    $     9,943,798          6,061,108    $    28,902,236
Shares reacquired                               (2,314,548)       (11,041,069)        (3,704,968)       (17,598,096)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease)                               (224,996)   $    (1,097,271)         2,356,140    $    11,304,140
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                        670,642    $     3,095,238          1,919,654    $     8,924,524
Shares reacquired                                 (536,605)        (2,477,509)          (880,643)        (4,112,074)
-------------------------------------------------------------------------------------------------------------------
Increase                                           134,037    $       617,729          1,039,011    $     4,812,450
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                        987,218    $     4,540,814          1,981,210    $     9,203,443
Shares reacquired                                 (546,804)        (2,533,615)          (714,804)        (3,324,462)
-------------------------------------------------------------------------------------------------------------------
Increase                                           440,414    $     2,007,199          1,266,406    $     5,878,981
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares reacquired                                       (1)   $            (6)                 -    $             -
-------------------------------------------------------------------------------------------------------------------
Decrease                                                (1)   $            (6)                 -    $             -
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                        224,059    $     1,030,320                  -    $             -
Shares reacquired                                  (14,342)           (70,121)                 -                  -
-------------------------------------------------------------------------------------------------------------------
Increase                                           209,717    $       960,199                  -    $             -
-------------------------------------------------------------------------------------------------------------------

12.  SUBSEQUENT EVENT

Effective February 1, 2005, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annualized rates:

CLASS        % OF AVERAGE DAILY NET ASSETS
------------------------------------------
A                        1.50%
B                        2.15%
C                        2.15%
P                        1.60%
Y                        1.15%

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
information of shareholders of the Fund is to be                Lord Abbett Large-Cap Growth Fund
distributed only if preceded or accompanied by a
             current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by                                                               LALCG-3-105
           LORD ABBETT DISTRIBUTOR LLC                                                                               (3/05)

ITEM 2:   CODE OF ETHICS.

          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.


ITEM 4-8: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          NOT APPLICABLE.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not Applicable

ITEM 10:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT LARGE-CAP GROWTH FUND, INC.

                                     /s/ Robert S. Dow
                                     ---------------------------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President

                                     /s/ Joan A. Binstock
                                     ---------------------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: March 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                     LORD ABBETT LARGE-CAP GROWTH FUND, INC.

                                     /s/ Robert S. Dow
                                     ---------------------------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President

                                     /s/ Joan A. Binstock
                                     ---------------------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: March 22, 2005